JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.4% (a)
Alabama — 1.7%
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2030	1,470	1,608
Series 2025, Rev., A.G., 5.00%, 9/1/2031	1,525	1,695
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,559
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,519
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,103
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,165
Total Alabama		14,649
Alaska — 0.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,069
Borough of North Slope Series 2025, GO, 5.00%, 6/30/2030	2,000	2,181
Total Alaska		3,250
Arizona — 4.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,642
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,230
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,430
City of Glendale Excise Tax Series 2024, Rev., 5.00%, 7/1/2028	2,850	2,993
City of Mesa Utility System
Series 2026, Rev., 5.00%, 7/1/2031 (d)	1,000	1,105
Series 2026, Rev., 5.00%, 7/1/2032 (d)	2,500	2,796
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	1,993
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,277
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,466
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,134
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,091
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2026B, GO, 5.00%, 7/1/2032	1,000	1,119
Total Arizona		35,276
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project Series 2018, Rev., 5.00%, 11/1/2026	325	328
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	240
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	180
Total Arkansas		748
California — 1.4%
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,639
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	257
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,065
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	150
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,066
State of California, Various Purpose, GO, 4.00%, 8/1/2029	4,180	4,187
Total California		12,364
Colorado — 1.9%
City and County of Denver, Colorado Convention Center Series 2026, COP, 5.00%, 12/1/2031	1,000	1,110

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,200	1,283
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,156
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	3,700	3,874
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,630	2,800
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,703
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,264
Total Colorado		16,190
Connecticut — 2.0%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	754
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,058
Series 2025D, GO, 5.00%, 8/15/2029	5,000	5,366
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,079
Series 2026B, GO, 5.00%, 9/15/2032 (d)	4,000	4,498
State of Connecticut Special Tax Series 2020A, Rev., 5.00%, 5/1/2031	1,000	1,084
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2025A, Rev., 5.00%, 7/1/2029	3,000	3,212
Total Connecticut		17,051
District of Columbia — 1.5%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,521
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,123
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,230
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,079
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,147
Total District of Columbia		13,100
Florida — 5.1%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,059
City of Palm Coast Utility System Series 2026, Rev., 5.00%, 10/1/2031	1,700	1,884
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,970	2,128
County of Lee, Airport Series 2026A-2, Rev., AMT, 5.00%, 10/1/2031 (c)	1,000	1,073
County of Miami-Dade, Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2028	4,000	4,207
Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,870
Series 2025B, Rev., 5.00%, 10/1/2029	4,000	4,288
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,008
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	1,000	1,004
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,975	2,167
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b)	1,200	1,206
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,676
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	419
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	507
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,092
Polk County School District, Sales Tax Series 2019, Rev., 5.00%, 10/1/2030	1,020	1,091
School Board of Miami-Dade County (The) Series 2026A, COP, 5.00%, 2/1/2032	2,000	2,201

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	524
State of Florida Department of Transportation Turnpike System
Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,072
Series 2024A, Rev., 6.00%, 7/1/2029	3,000	3,302
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (e)	9,000	9,856
Total Florida		44,634
Georgia — 2.4%
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2032	1,000	1,129
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2027	350	357
Series 2023B, Rev., 5.00%, 4/1/2028	750	782
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,555
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2026	275	275
Series 2017, Rev., 5.00%, 7/1/2028	375	384
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,010
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,024
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,035
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,564
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,431
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,253
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	3,953
Total Georgia		20,752
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	954
Hawaii — 0.1%
State of Hawaii Series 2019FW, GO, 5.00%, 1/1/2032	1,040	1,099
Illinois — 7.4%
Champaign County Community Unit School District No. 4 Champaign
Series 2019, GO, 4.00%, 6/1/2029	1,000	1,031
Series 2019, GO, 4.00%, 6/1/2030	180	186
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,178
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,013
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,518
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,351
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2025D, Rev., 5.00%, 1/1/2029	2,000	2,117
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,126
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	953
City of Springfield Electric, Senior Lien
Series 2024, Rev., 5.00%, 3/1/2030	5,000	5,351
Series 2024, Rev., 5.00%, 3/1/2031	2,000	2,169
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	688

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	719
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,270
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	577
Glenview Park District
Series 2018, GO, 5.00%, 12/1/2026	300	304
Series 2018, GO, 5.00%, 12/1/2029	350	354
Grundy and Kendall Counties Consolidated Grade School District No. 60-C Series 2019, GO, 4.00%, 2/1/2030	1,145	1,183
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,150
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,772
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,325	1,385
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,600	5,017
Kane and DeKalb Counties Community Unit School District No. 301 Burlington Series 2017, GO, 5.00%, 1/1/2027	355	359
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community Series 2020, GO, A.G., 4.00%, 5/1/2029	2,000	2,016
Peoria County Community Unit School District No. 309 Brimfield
Series 2020, GO, A.G., 4.00%, 4/1/2028	410	416
Series 2020, GO, A.G., 4.00%, 4/1/2029	240	245
Series 2020, GO, A.G., 4.00%, 4/1/2030	375	383
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,500
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,021
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,030
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,066
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,560
Series 2018A, GO, 5.00%, 10/1/2028	25	26
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,337
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,030
Series 2020, GO, 5.50%, 5/1/2030	1,525	1,612
Series 2021C, GO, 4.00%, 3/1/2031	1,565	1,610
Will County Forest Preservation District, Limited Tax Series 2018, GO, 5.00%, 12/15/2027	805	832
Total Illinois		64,455
Indiana — 3.2%
City of Indianapolis Department of Public Utilities Gas Utility Series 2024A, Rev., 5.00%, 8/15/2031	1,350	1,485
Indiana Finance Authority, Ascension Senior Credit Group Series 2025A-1, Rev., 5.00%, 11/15/2029	2,000	2,148
Indiana Finance Authority, Citizen Energy Group Project Series 2026B, Rev., 5.00%, 10/1/2032 (d)	8,815	9,841
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2028	1,000	1,005
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,039
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,646
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,146
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,434
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	198
Indiana University Series 2020A, Rev., 5.00%, 6/1/2032	1,285	1,394
Total Indiana		28,336

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.1%
Iowa Finance Authority Series 202A, Rev., 5.00%, 8/1/2032	1,060	1,152
Kansas — 1.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project Series 2018, Rev., 5.00%, 9/1/2026	465	467
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,683
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	3,998
University of Kansas Hospital Authority Series 2026B, Rev., 5.00%, 3/1/2030 (c)	3,000	3,196
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	322
Total Kansas		11,666
Kentucky — 1.0%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,554
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,069
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	546
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,595
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	735
Total Kentucky		8,499
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	184
Series 2023A, Rev., 5.00%, 10/15/2029	175	187
Series 2023A, Rev., 5.00%, 10/15/2030	200	218
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,013
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	752
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,195
Total Louisiana		6,549
Maine — 0.1%
Maine Turnpike Authority Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,071
Maryland — 0.7%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,047
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,517
State of Maryland
Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,190
Series 2019A-2, GO, 5.00%, 8/1/2031	1,370	1,467
Total Maryland		6,221
Massachusetts — 1.7%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,445
Massachusetts Development Finance Agency, Atrius Health Issue Series 2019A, Rev., 5.00%, 6/1/2029 (e)	5,500	5,870
Massachusetts Development Finance Agency, Boston University Series 2026A-2, Rev., 5.00%, 10/1/2033 (c)	1,000	1,126
Massachusetts Water Resources Authority
Series 2026C, Rev., 5.00%, 8/1/2031 (d)	2,000	2,229

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2026D, Rev., 5.00%, 8/1/2031 (d)	2,000	2,229
University of Massachusetts Building Authority Series 2026-2, Rev., 5.00%, 11/1/2031	2,000	2,229
Total Massachusetts		15,128
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
Series 2018, GO, 5.00%, 4/1/2027	625	636
Series 2018, GO, 5.00%, 4/1/2028	245	255
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-4, Rev., 5.00%, 5/15/2030 (e)	700	758
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,575
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	626
Series 2019-II, GO, 5.00%, 5/1/2029	250	266
Total Michigan		4,116
Minnesota — 0.5%
City of St Paul Series 2026C, GO, 5.00%, 5/1/2032	1,015	1,136
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	188
Series 2019B, COP, 5.00%, 2/1/2028	175	181
Series 2019C, COP, 5.00%, 2/1/2028	350	363
State of Minnesota, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,051
Series 2019A, GO, 5.00%, 8/1/2032	1,150	1,230
Total Minnesota		4,149
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2018, Rev., 4.00%, 9/1/2032	1,000	1,026
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	859
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,001
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,057
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,466
Total Mississippi		8,409
Missouri — 2.4%
County of Jackson Series 2032A, Rev., 5.00%, 12/1/2031	1,000	1,104
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,079
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,266
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,803
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,373
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,863
Total Missouri		20,488
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	795	855
Nebraska — 1.0%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	3,885	4,098

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Nebraska Public Power District
Series 2026B, Rev., 5.00%, 1/1/2030	1,300	1,399
Series 2026A, Rev., 5.00%, 7/1/2031	1,000	1,091
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,012
Southeast Community College Area, Tax Supported
Series 2018, COP, 5.00%, 12/15/2026	275	278
Series 2018, COP, 5.00%, 12/15/2027	495	512
Series 2018, COP, 5.00%, 12/15/2028	540	564
Total Nebraska		8,954
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,385	776
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	1,986
New Jersey — 2.2%
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,012
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,004
Series A, Rev., 5.00%, 6/15/2029	5,350	5,357
Series A, Rev., 5.00%, 6/15/2031	4,750	4,756
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,602
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,322
Total New Jersey		19,053
New Mexico — 1.1%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,970
County of Sandoval Series 2019, GO, 5.00%, 8/1/2026	650	652
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,315
Total New Mexico		9,937
New York — 8.6%
City of New York, Fiscal Year 2026
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	1,983
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2032	2,800	3,119
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,146
Long Island Power Authority, Electric System Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,001
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,033
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,639
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,011
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,719
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,454
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2031 (d)	2,000	2,211
Series 2021, Subseries F-1, Rev., 5.00%, 11/1/2032	1,245	1,358

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,456
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 7/13/2026	405	415
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,222
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,092
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2030	1,000	1,092
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,118
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,926
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,684
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,155
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,317
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	911
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2031	535	591
Series 2025C, Rev., 5.00%, 3/15/2031	1,000	1,105
Series 2026A, Rev., 5.00%, 3/15/2032	2,500	2,801
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,507
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,134
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2031	1,000	1,108
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,135
Total New York		75,443
North Carolina — 1.6%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	4,025	4,170
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,495	1,670
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	7,939
Total North Carolina		13,779
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,093
Ohio — 2.6%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2027	250	257
Series 2018A, Rev., 5.00%, 10/1/2028	250	261
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,608
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,628
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	450
County of Van Wert, Ohio Hospital Facilities Series 2020, Rev., 6.13%, 12/1/2029 (e)	3,000	3,292
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,847
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,035
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A, Rev., 5.00%, 6/1/2032	1,160	1,259
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2025A, Rev., 5.00%, 12/1/2029	3,720	4,020

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,066
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,086
State of Ohio, Major New State Infrastructure Project Series 2026-1, Rev., 5.00%, 12/15/2032	2,400	2,699
Total Ohio		22,508
Oklahoma — 2.4%
Canadian County Independent School District No. 69 Mustang Series 2026A, GO, 4.00%, 6/1/2031 (d)	1,000	1,049
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Series 2018, Rev., 5.00%, 9/1/2026	820	823
Series 2018, Rev., 5.00%, 9/1/2027	1,250	1,275
City of Tulsa Series 2024B, GO, 4.00%, 3/1/2032	1,000	1,057
Cleveland County Educational Facilities Authority, Moore Public School Project Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,186
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,082
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Series 2018, Rev., 5.00%, 9/1/2028	375	389
Series 2018, Rev., 5.00%, 9/1/2029	1,175	1,223
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2032 (d)	1,650	1,831
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2024, GO, 4.00%, 7/1/2028	2,000	2,053
Series 2026, GO, 4.00%, 7/1/2031 (d)	1,000	1,048
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,044
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project Series 2025, Rev., 5.00%, 9/1/2031	2,000	2,192
Total Oklahoma		21,252
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	336
Pennsylvania — 7.1%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	861
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 2.82%, 6/4/2026 (f)	2,500	2,496
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,089
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	531
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2029	2,680	2,793
Series 2018, Rev., 5.00%, 6/1/2030	3,900	4,058
Series 2018, Rev., 5.00%, 6/1/2031	1,100	1,140
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,051
Series 2023, GO, 5.00%, 9/1/2029	650	697
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,402
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,421
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	921
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,058
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	5,000	5,320
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,364
Panther Valley School District
Series 2020, GO, 2.00%, 10/15/2026	750	745

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020, GO, 2.00%, 10/15/2027	680	665
Series 2020, GO, 2.00%, 10/15/2028	300	289
Series 2020, GO, 2.00%, 10/15/2029	300	285
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,007
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,025	1,085
Series 2024 -147A, Rev., 6.25%, 10/1/2054	960	1,051
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,830	3,067
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,127
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,126
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,415
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,061
School District of Philadelphia (The)
Series 2026A, GO, 5.00%, 9/1/2031 (d)	1,000	1,095
Series 2026B, GO, 5.00%, 9/1/2031 (d)	1,500	1,643
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Series 2022, Rev., 5.00%, 6/1/2032	100	112
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	577
Series 2019B, GO, 4.00%, 10/1/2029	420	422
Total Pennsylvania		61,974
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,061
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	4,079
Total Puerto Rico		5,140
Rhode Island — 0.1%
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	50
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000	1,076
Total Rhode Island		1,126
South Carolina — 1.6%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,107
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	2,100	2,285
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	3,950
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,223
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects Series 2018, Rev., 5.00%, 11/1/2031	1,030	1,069
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,037
South Carolina State Housing Finance and Development Authority Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2031	1,265	1,444
Total South Carolina		14,115
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,430	1,590
Tennessee — 2.3%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	2,000	2,107

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
City of Johnson City Series 2026A, GO, 5.00%, 6/1/2032	2,045	2,287
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	4,853	5,316
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,009
Metropolitan Government of Nashville and Davidson County Water and Sewer Series 2025, Rev., 5.00%, 7/1/2045	1,875	2,005
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,065
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,587
Total Tennessee		20,376
Texas — 18.6%
Abilene Independent School District, Unlimited Tax School Building Series 2019, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,039
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,008
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	251
Series 2018C, Rev., 5.00%, 8/1/2027	200	205
Series 2018C, Rev., 5.00%, 8/1/2029	325	333
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,814
Boerne Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/1/2032	1,120	1,243
Brazoria County Toll Road Authority Series 2024, Rev., 3.75%, 9/1/2026 (c)	1,460	1,462
Bridge City Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2033	520	568
City of Arlington Series 2020A, GO, 5.00%, 8/15/2032	1,685	1,789
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,644
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,142
City of Austin, Public Property Finance Contractual Obligation Series 2024, GO, 5.00%, 5/1/2030	2,190	2,378
City of Georgetown Utility System Series 2026, Rev., 5.00%, 8/15/2031 (d)	1,000	1,102
City of Houston
Series 2024A, GO, 5.00%, 3/1/2030	500	540
Series 2025, GO, 5.00%, 3/1/2031	1,500	1,641
City of Houston Combined Utility System, First Lien
Series 2016B, Rev., 5.00%, 11/15/2027	940	950
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,299
City of Lubbock Series 2026, GO, 5.00%, 2/15/2030	1,500	1,624
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,169
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2031 (d)	1,310	1,439
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	649
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2029	6,000	6,356
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,000	1,984
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,079
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	1,997
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,119
Cleburne Independent School District, Unlimited Tax Series 2026, GO, PSF-GTD, 5.00%, 2/15/2032	1,325	1,471
Comal Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/1/2029	7,010	7,436
County of Bastrop, Combination Tax Series 2024, GO, 5.00%, 8/1/2030	1,145	1,244
County of Denton Series 2026, GO, 5.00%, 7/15/2031 (d)	2,100	2,314

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Ector Series 2024, GO, 5.00%, 2/15/2029	1,975	2,086
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,062
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2029	5,120	5,437
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,081
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,215
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,139
Dallas Fort Worth International Airport Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	7,000	7,353
Fort Bend Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 8/15/2032	1,000	1,104
Fort Worth Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,071
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	6,000	6,178
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,542
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,110
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,374
Harris County-Houston Sports Authority Series 2001H, Rev., NATL - RE, Zero Coupon, 11/15/2031 (e)	1,335	603
Harris County-Houston Sports Authority, Second Lien Series 2024B, Rev., A.G., 5.00%, 11/15/2028	1,770	1,854
Hereford Independent School District, School Building, Unlimited Tax
Series 2019, GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,431
Series 2019, GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,492
Irving Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2031	3,745	4,119
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	1,500	1,502
Lewisville Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,909
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,126
Lower Colorado River Authority Series 2023B, Rev., 5.00%, 5/15/2028 (c)	1,840	1,902
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	871
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,578
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,010
Series 2018, Rev., 5.00%, 11/1/2029	1,530	1,613
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,511
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,061
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,065
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,627
S&S Consolidated Independent School District Series 2018, GO, PSF-GTD, 4.00%, 2/15/2028	580	591
San Jacinto Community College District, Limited Tax Series 2026, GO, 5.00%, 2/15/2032	6,045	6,721
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,708
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,643
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	125	137
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (c)	1,000	1,076
Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,075
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Series 2025B, Rev., 5.00%, 11/15/2029 (c)	3,100	3,305
Series 2025C, Rev., 5.00%, 11/15/2032 (c)	960	1,062

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant Regional Water District Water Supply System Series 2026, Rev., 5.00%, 3/1/2030	1,000	1,082
Temple Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/1/2032	1,560	1,707
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,469
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	315	321
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,240
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,123
Texas Water Development Board Series 2020, Rev., 5.00%, 8/1/2032	2,675	2,904
Waller Consolidated Independent School District Series 2026, GO, PSF-GTD, 5.00%, 2/15/2033	1,045	1,167
West Travis County Public Utility Agency Series 2017, Rev., 5.00%, 8/15/2027	350	359
Total Texas		162,005
Utah — 0.4%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,172
Series 2022A, Rev., 5.00%, 7/1/2031	320	352
West Valley City Municipal Building Authority
Series 2017, Rev., A.G., 5.00%, 2/1/2027	720	730
Series 2017, Rev., A.G., 5.00%, 2/1/2029	1,070	1,086
Total Utah		3,340
Virginia — 0.8%
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2031 (d)	1,985	2,185
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,500	2,493
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,300
Total Virginia		6,978
Washington — 2.1%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,711
Energy Northwest, Project 1 Electric Series 2026A, Rev., 5.00%, 7/1/2032	1,000	1,123
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	501
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,012
Total Washington		18,347
Wisconsin — 1.2%
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	491	491
Public Finance Authority, Maniilaq Association Employee Housing Project
Series 2026, Rev., 5.00%, 12/1/2030	1,555	1,642
Series 2026, Rev., 5.00%, 12/1/2031	750	796
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,090
Sun Prairie Area School District Series 2019, GO, 4.00%, 3/1/2028	2,500	2,525
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,282
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,057
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,435	1,559
Total Wisconsin		10,442
Total Municipal Bonds (Cost $836,898)		841,711

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.23%, 6/25/2032 (c)(Cost $2)	2	2
	SHARES (000)
Short-Term Investments — 6.7%
Investment Companies — 6.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $58,651)	58,646	58,652
Total Investments — 103.1% (Cost $895,551)		900,365
Liabilities in Excess of Other Assets — (3.1)%		(27,011)
NET ASSETS — 100.0%		873,354

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	78	09/21/2026	USD	8,571	50
U.S. Treasury 2 Year Note	255	09/30/2026	USD	52,689	109
					159

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD13,208	—	(59)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$2	$—	$2
Municipal Bonds	—	841,711	—	841,711
Short-Term Investments
Investment Companies	58,652	—	—	58,652

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Total Investments in Securities	$58,652	$841,713	$—	$900,365
Appreciation in Other Financial Instruments
Futures Contracts	$159	$—	$—	$159
Depreciation in Other Financial Instruments
Swaps	$—	$(59)	$—	$(59)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$159	$(59)	$—	$100
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$44,215	$110,475	$96,038	$—	$—	$58,652	58,646	$259	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.